AMERICAN INDEPENDENCE FUNDS TRUST II

SUPPLEMENT DATED APRIL 1, 2015

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED

MARCH 1, 2015

(AS SUPPLEMENTED THROUGH MARCH 23, 2015)

AMERICAN INDEPENDENCE MAR TACTICAL CONSERVATIVE FUND (CUSIPS: 026763409, 026763102, 026763201, 026763300)	AMERICAN INDEPENDENCE MAR TACTICAL GROWTH FUND (CUSIPS: 026763854, 026763888, 026763870, 026763862)

AMERICAN INDEPENDENCE MAR TACTCIAL MODERATE GROWTH FUND (CUSIPS: 026763805, 026763508, 026763607, 026763706)	AMERICAN INDEPENDENCE MAR TACTICAL AGGRESSIVE GROWTH FUND (CUSIPS: 026763771, 026763813, 026763797, 026763789)

(the “Funds”)

Effective April 1, 2015, the address for the Funds and American Independence Financial Services, LLC (“American Independence”), the Funds’ Adviser and Administrator, has changed. The new address is as follows:

1345 Avenue of the Americas
2nd Floor
New York, NY 10105

Reference to the Funds’ or American Independence’s former address (80 Theodore Fremd Avenue, Rye, NY 10580) in the Prospectus and Statement of Additional Information shall be replaced with the new address noted above.

Fund purchase and redemption requests by mail should continue to be sent to American Independence Funds Trust II, P.O. Box 8045, Boston, MA  02266-8045 for regular mail and American Independence Funds Trust II, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021 for express, certified or registered mail.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE